Share-based compensation (Details) ¥ in Thousands			1 Months Ended	12 Months Ended				85 Months Ended
	Mar. 31, 2018 shares	Dec. 15, 2014 USD ($) shares	May 31, 2017 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 shares
Share-based compensation
Outstanding RSUs fully vested	7,300,000
Restricted Share Unit
Share-based compensation
Term of RSU Scheme								10 years
Shares granted in period		7,300,000	1,000,000	0	0
Number of ordinary shares entitled to transfer or issue upon vesting		1	1
Fair value of each RSU | $		$ 4.15	$ 7.68
Outstanding RSUs (in shares)	0			0	0	7,300,000		0
Exercisable RSUs (in shares)						0
Weighted average remaining contract life						1 year
RSUs cancelled upon the resignation of one of the grantees				1,000,000	1,000,000
Outstanding RSUs fully vested				7,300,000	7,300,000
Total share-based compensation expense				$ 13,434,000	¥ 84,268	¥ 62,241	¥ 58,684
Restricted Share Unit | Direct costs
Share-based compensation
Total share-based compensation expense				306,000	1,920	1,565	1,475
Restricted Share Unit | Sales and marketing
Share-based compensation
Total share-based compensation expense				(245,000)	(1,534)	17,408	16,413
Restricted Share Unit | General and administrative
Share-based compensation
Total share-based compensation expense				$ 13,373,000	¥ 83,882	¥ 43,268	¥ 40,796